Premises and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Premises and equipment, gross	$ 19,892	$ 18,968
Accumulated depreciation	(7,771)	(6,888)
Premises and equipment, net	12,121	12,080
Land and Land Improvements
Premises and equipment, gross	4,108	4,084
Leasehold Improvements
Premises and equipment, gross	38	36
Buildings
Premises and equipment, gross	11,190	11,080
Furniture and Equipment
Premises and equipment, gross	$ 4,556	$ 3,768